Condensed Consolidated Statements of Changes in Stockholders' Equity (Wetouch Holding Group Limited) (Unaudited) - Wetouch Holding Group Limited [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Total Stockholders' Equity [Member]
Balance at Dec. 31, 2018	$ 1,288	$ 40,746	$ 288,045	$ 19,356,405	$ (890,796)	$ 18,795,688
Balance, shares at Dec. 31, 2018	10,000
Net income				10,133,850		10,133,850
Foreign currency translation adjustment					(1,609,536)	(1,609,536)
Appropriation to statutory reserve			1,715,524	(1,715,524)
Balance at Sep. 30, 2019	$ 1,288	40,746	2,003,569	27,774,731	(2,500,332)	27,320,002
Balance, shares at Sep. 30, 2019	10,000
Balance at Dec. 31, 2018	$ 1,288	40,746	288,045	19,356,405	(890,796)	18,795,688
Balance, shares at Dec. 31, 2018	10,000
Balance at Dec. 31, 2019	$ 1,288	40,746	2,003,569	31,357,494	(1,734,988)	31,668,109
Balance, shares at Dec. 31, 2019	10,000
Balance at Jun. 30, 2019	$ 1,288	40,746	288,045	25,084,667	(405,547)	25,009,199
Balance, shares at Jun. 30, 2019	10,000
Net income				4,405,588		4,405,588
Foreign currency translation adjustment					(2,094,785)	(2,094,785)
Appropriation to statutory reserve			1,715,524	(1,715,524)
Balance at Sep. 30, 2019	$ 1,288	40,746	2,003,569	27,774,731	(2,500,332)	27,320,002
Balance, shares at Sep. 30, 2019	10,000
Balance at Dec. 31, 2019	$ 1,288	40,746	2,003,569	31,357,494	(1,734,988)	31,668,109
Balance, shares at Dec. 31, 2019	10,000
Net income				7,979,465		7,979,465
Reorganization by share exchange	8,712	(8,712)
Foreign currency translation adjustment					1,052,308	1,052,308
Balance at Sep. 30, 2020	$ 10,000	32,034	2,003,569	39,336,959	(682,680)	40,699,882
Balance, shares at Sep. 30, 2020	10,000
Balance at Jun. 30, 2020	$ 1,288	40,746	2,003,569	34,610,464	(2,213,154)	34,442,913
Balance, shares at Jun. 30, 2020	10,000
Net income				4,726,495		4,726,495
Reorganization by share exchange	$ 8,712	(8,712)
Foreign currency translation adjustment					1,530,474	1,530,474
Balance at Sep. 30, 2020	$ 10,000	$ 32,034	$ 2,003,569	$ 39,336,959	$ (682,680)	$ 40,699,882
Balance, shares at Sep. 30, 2020	10,000